1. Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of FGH, FGO, Cloud9 (from the date of acquisition), including Cloud9b2b and Cloud9 Accelerator, LLC, PAG (from the date of acquisition), BLI (from the date of acquisition), TCS (from the date of acquisition), and MDP (from the date of acquisition), (collectively referred to as “the Company”). All significant intercompany accounts and transactions have been eliminated on consolidation.

Basis of Consolidation

The consolidated financial statements include the accounts of FGH, FGO, Cloud9 (from the date of acquisition), including Cloud9b2b and Cloud9 Accelerator, LLC, PAG (from the date of acquisition), BLI (from the date of acquisition), TCS (from the date of acquisition), and MDP (from the date of acquisition), (collectively referred to as “the Company”). All significant intercompany accounts and transactions have been eliminated on consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an initial maturity of three months or less, when purchased, to be cash equivalents. The Company maintains cash balances at several financial institutions located throughout the United States, which at times may exceed insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an initial maturity of three months or less, when purchased, to be cash equivalents. The Company maintains cash balances at several financial institutions located throughout the United States, which at times may exceed insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.

Trade Accounts Receivable

Trade Accounts Receivable

Trade accounts receivable are carried at the invoiced amount less an estimate made for doubtful accounts based on management’s review of outstanding balances. The collectability of the Company’s accounts receivable is reviewed on an ongoing basis, using historical payment trends and a review of specific accounts. Accounts receivable are written off after all reasonable collection efforts have been exhausted and when management determines the amounts to be uncollectible. Recoveries of receivables previously written off are recorded when received. There was no allowance for doubtful accounts recorded as of June 30, 2017 and September 30, 2016.

In the normal course of business, the Company may extend credit to its customers, on an unsecured basis, substantially all of whom are located in the United States of America. The Company does not believe that it is exposed to any significant risk of loss on accounts receivable.

Trade Accounts Receivable

Trade accounts receivable are carried at the invoiced amount less an estimate made for doubtful accounts based on management’s review of outstanding balances. The collectability of the Company’s accounts receivable is reviewed on an ongoing basis, using historical payment trends and a review of specific accounts. Accounts receivable are written off after all reasonable collection efforts have been exhausted and when management determines the amounts to be uncollectible. Recoveries of receivables previously written off are recorded when received. There was no allowance for doubtful accounts recorded as of September 30, 2016 and 2015.

In the normal course of business, the Company may extend credit to its customers, on an unsecured basis, substantially all of whom are located in the United States of America. The Company does not believe that they are exposed to any significant risk of loss on accounts receivable.

Prepaid Expenses

Prepaid Expenses

Prepaid expenses consist of expenses the Company has paid for prior to the service or good being provided. These prepaid expenses will be recorded as expense at the time the service has been provided.

Prepaid Expenses

Prepaid expenses consist of expenses the Company has paid for prior to the service or good being provided. These prepaid expenses will be recorded as expense at the time the service has been provided.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided in amounts sufficient to relate the cost of depreciable assets to earnings over their estimated service lives by the straight-line method.

Maintenance and repairs are charged to earnings as incurred; major repairs and replacements are capitalized. When items of property or equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

Property and equipment operated under material leases which transfer substantially all benefits and risks associated with the assets to the Company are capitalized. An asset and liability equal to the present or fair value, if appropriate, of minimum payments over the term of the leases are recorded. Amortization of the asset is computed using the straight-line method. Expenses associated with all other leases (operating leases) are charged to income as incurred.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided in amounts sufficient to relate the cost of depreciable assets to earnings over their estimated service lives by the straight-line method.

Maintenance and repairs are charged to earnings as incurred; major repairs and replacements are capitalized. When items of property or equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

Property and equipment operated under material leases which transfer substantially all benefits and risks associated with the assets to the Company are capitalized. An asset and liability equal to the present or fair value, if appropriate, of minimum payments over the term of the leases are recorded. Amortization of the asset is computed using the straight-line method. Expenses associated with all other leases (operating leases) are charged to income as incurred.

Customer Relationships

Customer Relationships

The customer relationships acquired as part of the TCS purchase have been recognized in the accompanying consolidated balance sheets at $44,900, the value attributed to such relationships on the date of the purchase (see Note 9). The customer relationships are being amortized on a straight-line basis over a four-year estimated life. During each of the three and nine months ended June 30, 2017 and 2016, the Company recorded amortization expense of $2,806 and $8,418, respectively, on this intangible asset, which is included in depreciation and amortization expense in the accompanying consolidated statements of operations. Accumulated amortization at June 30, 2017 was $19,643 and $11,225 at September 30, 2016.

Customer Relationships

The customer relationships acquired from the TCS purchase have been recognized in the accompanying consolidated balance sheets at $44,900, the value attributed to it on the date of the purchase (see Note 9). The customer relationships are being amortized on a straight-line basis over a four-year estimated life. During the year ended September 30, 2016, the Company recorded amortization expense of $11,225 on this intangible asset, which is included in depreciation and amortization expense in the accompanying consolidated statements of operations. Accumulated amortization at September 30, 2016 was $11,225.

Future amortization of customer relationships is estimated to be as follows for the years ended September 30:

2017	$11,225
2018	11,225
2019	11,225
$33,675

Proprietary Content

Proprietary Content

The proprietary content acquired as a part of the TCS purchase has been recognized in the accompanying consolidated balance sheets at $525,100, the value attributed to such content on the date of the purchase (see Note 9). The proprietary content is being amortized on a straight-line basis over an eight-year estimated life. During each of the three and nine months ended June 30, 2017 and 2016, the Company recorded amortization expense of $16,410 and $49,230, respectively, on this intangible asset, which is included in depreciation and amortization expense in the accompanying consolidated statements of operations. Accumulated amortization at June 30, 2017 was $114,866 and $65,637 at September 30, 2016.

Proprietary Content

The proprietary content acquired as a part of the TCS purchase has been recognized in the accompanying consolidated balance sheets at $525,100, the value attributed to it on the date of the purchase (see Note 9). The proprietary content is being amortized on a straight-line basis over an eight-year estimated life. During the year ended September 30, 2016, the Company recorded amortization expense of $65,638 on this intangible asset, which is included in depreciation and amortization expense in the accompanying consolidated statements of operations. Accumulated amortization at September 30, 2016 was $65,638.

Future amortization of proprietary content is estimated to be as follows for the years ended September 30:

2017	$65,638
2018	65,638
2019	65,638
2020	65,638
2021	65,638
Thereafter	131,273
$459,463

Trade Name

Trade Name

The trade name acquired as a part of the TCS purchase has been recognized in the accompanying consolidated balance sheets at $69,300, the value attributed to such name on the date of the purchase (see Note 9). Management has determined that the trade name has an indefinite life and does not consider the value of the trade name recorded in the accompanying consolidated balance sheet to be impaired as of June 30, 2017.

Trade Name

The trade name acquired as a part of the TCS purchase has been recognized in the accompanying consolidated balance sheets at $69,300, the value attributed to it on the date of the purchase (see Note 9). Management has determined that the trade name has an indefinite life and does not consider the value of the trade name recorded in the accompanying consolidated balance sheet to be impaired as of September 30, 2016.

Prospect List

Prospect List

The prospect list acquired as a part of the TCS purchase has been recognized in the accompanying consolidated balance sheets at $53,800, the value attributed to such list on the date of the purchase (see Note 9). The prospect list is being amortized on a straight-line basis over a one-year estimated life. During the year ended September 30, 2016, the Company recorded the full amortization expense of $53,800 on this intangible asset, which is included in depreciation and amortization expense in the accompanying consolidated statements of operations. Accumulated amortization at September 31, 2016 was $53,800.

Prospect List

The prospect list acquired as a part of the TCS purchase has been recognized in the accompanying consolidated balance sheets at $53,800, the value attributed to it on the date of the purchase (see Note 9). The prospect list is being amortized on a straight-line basis over a one-year estimated life. During the year ended September 30, 2016, the Company recorded the full amortization expense of $53,800 on this intangible asset, which is included in depreciation and amortization expense in the accompanying consolidated statements of operations. Accumulated amortization at September 30, 2016 was $53,800.

Non-compete Agreements

Non-compete Agreements

Non-compete agreements entered into as a part of the TCS purchase have been recognized in the accompanying consolidated balance sheets at $26,300, the value attributed to such agreements on the date of the purchase (see Note 9). The non-compete agreements are being amortized on a straight-line basis over the five-year term of the non-compete clause of the agreement. During each of the three and nine months ended June 30, 2017 and 2016, the Company recorded amortization expense of $1,315 and $3,945, respectively, on this intangible asset, which is included in depreciation and amortization expense in the accompanying consolidated statements of operations. Accumulated amortization at June 30, 2017 was $9,205 and $5,260 at September 30, 2016.

Non-compete Agreements

Non-compete agreements established as a part of the TCS purchase have been recognized in the accompanying consolidated balance sheets at $26,300, the value attributed to them on the date of the purchase (see Note 9). The non-compete agreements are being amortized on a straight-line basis over the five-year term of the non-compete clause of the agreement. During the year ended September 30, 2016, the Company recorded amortization expense of $5,260 on this intangible asset, which is included in depreciation and amortization expense in the accompanying consolidated statements of operations. Accumulated amortization at September 30, 2016 was $5,260.

Future amortization of the non-compete agreements is estimated to be as follows for the years ended September 30:

2017	$5,260
2018	5,260
2019	5,260
2020	5,260
$21,040

Trademarks

Trademarks

The Company accounts for trademarks in accordance with GAAP and accordingly, trademarks are stated at cost. Trademarks with indefinite lives are not amortized but are tested for impairment at least annually. Management has determined that the trademarks have an indefinite life and do not consider the value of trademarks recorded in the accompanying consolidated balance sheet to be impaired as of June 30, 2017.

Trademarks

The Company accounts for trademarks in accordance with GAAP and accordingly, trademarks are stated at cost. Trademarks with indefinite lives are not amortized but are tested for impairment at least annually. Management has determined that the trademarks have an indefinite life and do not consider the value of trademarks recorded in the accompanying consolidated balance sheet to be impaired as of September 30, 2016 and 2015.

Goodwill

Goodwill

Goodwill represents the excess of the value of the purchase price and related costs over the identifiable assets from business acquisitions. The Company conducts an annual impairment assessment, at the reporting unit level, of its recorded goodwill. The Company assesses qualitative factors in order to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The qualitative factors evaluated by the Company include: macro-economic conditions of the local business environment, overall financial performance, and other entity specific factors as deemed appropriate. If, through this qualitative assessment, the conclusion is made that it is more likely than not that a reporting unit’s fair value is less than its carrying amount, a two-step impairment test is performed. Management determined, by assessing the qualitative factors, that it is more likely than not that the fair value of the reporting unit is greater than its carrying value. Management does not consider the value of goodwill recorded for TCS in the accompanying consolidated balance sheet to be impaired as of June 30, 2017, and September 30, 2016. However, goodwill attributed to Cloud9 and MDP was deemed to be impaired during the year ended September 30, 2016 as the assumptions for what those entities would be used for at acquisition had significantly changed and the valuation of those entities during the year did not support the goodwill at acquisition.

The fair values of the assets acquired and liabilities assumed were determined primarily using the income approach, which determines the fair value for the asset based on the present value of cash flows projected to be generated by the asset. Projected cash flows are discounted at a rate of return that reflects the relative risk of achieving the cash flow and the time value of money. The fair value of relationships was determined by projecting expected cash flows and subtracting the portion of the cash flow derived by the relevant contributory assets.

The accompanying consolidated balance sheets, consolidated statements of operations, changes in stockholders’ equity and cash flows include the results of operations of the acquired subsidiaries from the date of acquisition.

Goodwill

Goodwill represents the excess of the value of the purchase price and related costs over the identifiable assets from business acquisitions. The Company conducts an annual impairment assessment, at the reporting unit level, of its recorded goodwill. The Company assesses qualitative factors in order to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The qualitative factors evaluated by the Company include: macro-economic conditions of the local business environment, overall financial performance, and other entity specific factors as deemed appropriate. If, through this qualitative assessment, the conclusion is made that it is more likely than not that a reporting unit’s fair value is less than its carrying amount, a two-step impairment test is performed. Management determined, by assessing the qualitative factors, that it is more likely than not that the fair value of the reporting unit is greater than its carrying value. Management does not consider the value of goodwill recorded for TCS in the accompanying consolidated balance sheet to be impaired as of September 30, 2016, and 2015. However, goodwill attributed to Cloud9 and MDP was deemed to be impaired as that business offering has been discontinued.

The fair values of the assets acquired and liabilities assumed were determined primarily using the income approach, which determines the fair value for the asset based on the present value of cash flows projected to be generated by the asset. Projected cash flows are discounted at a rate of return that reflects the relative risk of achieving the cash flow and the time value of money. The fair value of relationships were determined by projecting expected cash flows and subtracting the portion of the cash flow derived by the relevant contributory assets.

The accompanying consolidated balance sheets, consolidated statements of operations, changes in stockholders’ equity and cash flows include the results of operations of the acquired subsidiaries from the date of acquisition.

Goodwill consists of the following:

Goodwill at September 30, 2014	$–
Goodwill generated from acquisition of Cloud9 (see note 9)	592,369
Goodwill generated from acquisition of MDP (see note 9)	70,598
Goodwill at September 30, 2015	662,967
Goodwill generated from acquisition of TCS (see note 9)	1,094,702
Impairment of Cloud9	(592,369)
Impairment of MDP	(70,598)
Goodwill at September 30, 2016	$1,094,702

Income Taxes

Income Taxes

The Company accounts for Federal and state income taxes pursuant to GAAP, which requires an asset and liability approach for financial accounting and reporting for income taxes based on tax effects of differences between the financial statement and tax basis of assets and liabilities.

The Company accounts for all uncertain tax positions in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 – Income Taxes (“ASC 740”). ASC 740 provides guidance on de-recognition, classification, interest and penalties and disclosure related to uncertain income tax positions. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. There was no accrued interest or penalties as of June 30, 2017 and September 30, 2016.

From time to time, the Company is audited by taxing authorities. These audits could result in proposed assessments of additional taxes. The Company believes that its tax positions comply in all material respects with applicable tax law. However, tax law is subject to interpretation, and interpretations by taxing authorities could be different from those of the Company, which could result in the imposition of additional taxes. The Company’s Federal returns since 2014 are still subject for examination by taxing authorities.

Income Taxes

The Company accounts for Federal and state income taxes pursuant to GAAP, which requires an asset and liability approach for financial accounting and reporting for income taxes based on tax effects of differences between the financial statement and tax basis of assets and liabilities.

The Company accounts for all uncertain tax positions in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 – Income Taxes (“ASC 740”). ASC 740 provides guidance on de-recognition, classification, interest and penalties and disclosure related to uncertain income tax positions. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. There was no accrued interest or penalties as of September 30, 2016 and 2015.

From time to time, the Company is audited by taxing authorities. These audits could result in proposed assessments of additional taxes. The Company believes that its tax positions comply in all material respects with applicable tax law. However, tax law is subject to interpretation, and interpretations by taxing authorities could be different from those of the Company, which could result in the imposition of additional taxes. The Company’s Federal returns since 2014 are still subject for examination by taxing authorities.

Earnings Per Share

Losses Per Share

Basic earnings per common share is computed by dividing net losses available to common stockholders by the weighted average number of common shares outstanding for the reporting period. Average number of common shares were 34,973,013 and 31,990,466 for the three months ended June 30, 2017 and 2016, respectively. Average number of common shares were 35,383,552 and 32,913,403 for the nine months ended June 30, 2017 and 2016, respectively.

For the nine months ended June 30, 2017 and 2016, approximately 2,340,171 and 2,200,346 shares of common stock underlying options and warrants, respectively, were not added to the diluted average shares because inclusion of such shares would be antidilutive.

Earnings Per Share

Basic earnings per common share is computed by dividing net earnings available to common stockholders by the weighted average number of common shares outstanding for the reporting period. Average number of common shares were 31,626,189 and 24,769,739 for years ended September 31, 2016 and 2015, respectively.

For the years ended September 30, 2016 and 2015, approximately 2,200,346 and 1,500,996 common stock options, respectively, were not added to the diluted average shares because inclusion of such shares would be antidilutive.

Revenue Recognition

Revenue Recognition

FG Wealth generates investment management fees for services provided by the Company. Investment management fees include fees earned from assets under management by providing professional services to manage client investments.

FG Tax and MDP generate service income from consulting and other professional services performed.

Commission revenue is derived from the sale of annuities and premiums on life insurance policies held by third parties. The revenue is recognized at the time the policy is issued.

Revenue represents gross billings less discounts, and is calculated net of sales taxes, as applicable. Amounts invoiced for work not yet completed are shown as deferred revenue in the accompanying consolidated balance sheets.

Tax Coach Software has 3 types of services that are charged and collected on a month to month subscription basis (Tax Coach basic membership, All-Stars coaching, and Wire Service weekly broadcast email). None of these programs come with a long-term commitment or contract, and there is no up-front payment beyond the monthly subscription fee. Cancellations are processed within the month requested and memberships are closed at the end of the period for which the most recent payment was made. Members are not entitled to refunds for unused memberships.

Revenue Recognition

FG Wealth generates investment management fees for services provided by the Company. Investment management fees include fees earned from assets under management by providing professional services to manage client investments.

FG Tax and MDP generate service income from its consulting and other professional services performed.

Commission revenue is derived from the sale of annuities and premiums on life insurance policies held by third parties. The revenue is recognized at the time the policy is issued.

Revenue represents gross billings less discounts, and are net of sales taxes, as applicable. Amounts invoiced for work not yet completed are shown as deferred revenue in the accompanying consolidated balance sheets.

TaxCoach Software has 3 types of services that are charged and collected on a month to month subscription basis (TaxCoach basic membership, All-Stars coaching, and Wire Service weekly broadcast email). None of these programs come with a long-term commitment or contract, and there is no up-front payment beyond the monthly subscription fee.  Cancellations are processed within the month requested and memberships are closed at the end of the period for which the most recent payment was made.  Members are not entitled to refunds for unused memberships.

Advertising

Advertising

Advertising costs are charged to operations when incurred. Advertising and marketing expense was $131,508 and $106,922 for the three months ended June 30, 2017 and 2016, respectively; and $307,977 and $298,385 for the nine months ended June 30, 2017 and 2016, respectively.

Advertising Advertising costs are charged to operations when incurred. Advertising and marketing expense was $402,402 and $232,904 for the years ended September 30, 2016 and 2015, respectively.
Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the fair value of the stock-based compensation awards as wages in the accompanying statements of operations on a straight-line basis over the vesting period based on the Black-Scholes option pricing model based on a risk-free rate from 0.97% in 2016 and 1.15% in 2017, dividend yield of 0%, expected life of 2 years and volatility of 1.00.

Stock-Based Compensation

The Company recognizes the fair value of the stock-based compensation awards as wages in the accompanying statements of operations on a straight-line basis over the vesting period based on the Black-Scholes option pricing model based on a risk free rate from 0.70% in 2015 and 0.97% in 2016, dividend yield of 0%, expected life of 2 years and volatility of 1.00.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Going Concern

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the Company will need to manage additional asset units under contract and/or additional financing to fully implement its business plan, including continued growth and establishment of a stronger brand.

The Company is actively seeking growth of its service offerings, both organically and via new client relationships. Management, in the ordinary course of business, is trying to raise additional capital through sales of common stock as well as seeking financing via equity or debt, or both from third parties. There are no assurances that additional financing will be available on favorable terms, or at all. If additional financing is not available, the Company will need to reduce, defer or cancel development programs, planned initiatives and overhead expenditures. The failure to adequately fund its capital requirements could have a material adverse effect on the Company’s business, financial condition and results of operations. Moreover, the sale of additional equity securities to raise financing will result in additional dilution to the Company’s stockholders, and incurring additional indebtedness could involve an increased debt service cash obligation, the imposition of covenants that restrict the Company’s operations or the Company’s ability to perform on its current debt service requirements. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the Company will need to manage additional asset units under contract and/or additional financing to fully implement its business plan, including continued growth and establishment of a stronger brand.

The Company is actively seeking growth of its service offerings, both organically and via new client relationships. Management, in the ordinary course of business, is trying to raise additional capital through sales of common stock as well as seeking financing via equity or debt, or both from third parties. There are no assurances that additional financing will be available on favorable terms, or at all. If additional financing is not available, the Company will need to reduce, defer or cancel development programs, planned initiatives and overhead expenditures. The failure to adequately fund its capital requirements could have a material adverse effect on the Company’s business, financial condition and results of operations. Moreover, the sale of additional equity securities to raise financing will result in additional dilution to the Company’s stockholders, and incurring additional indebtedness could involve an increased debt service cash obligation, the imposition of covenants that restrict the Company’s operations or the Company’s ability to perform on its current debt service requirements. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Future Accounting Pronouncements

Future Accounting Pronouncements

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, part of the FASB’s simplification initiative. ASU 2015-17 requires companies to classify deferred tax liabilities and assets as noncurrent. ASU 2015-17 is effective for fiscal years beginning after December 15, 2018. The Company does not expect any significant financial impact to the financial statements upon adoption of this standard.

In February 2016, the FASB issued ASU Update No. 2016-02 Leases (Topic 842). Under the new guidance, a lessee will be required to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. However, unlike current GAAP - which requires only capital leases to be recognized on the balance sheet - the new ASU will require both types of leases to be recognized on the balance sheet. ASU 2016-02 is effective for the years beginning after December 15, 2018 and for all periods presented. Early application of the amendments in this ASU is permitted. The Company does not expect any significant financial impact to the financial statements upon adoption of this standard.

In March 2016, the FASB issued ASU Update No. 2016-07, Investments – Equity Method and Joint Ventures (Topic 323). The amendments in this Update eliminate the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. ASU 2016-07 is effective for the years beginning after December 15, 2016. Early application of the amendments in this ASU is permitted. The Company does not expect any significant financial impact to the financial statements upon adoption of this standard.

In March 2016, the FASB issued ASU Update No. 2016-08, Revenue From Contracts with Customers (Topic 606). The amendments in this Update are intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations by clarifying the criteria in determining a principal versus agent relationship. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, an entity should apply the following five steps: (1) identify contracts with customers, (2) identify the performance obligations in the contracts, (3) determine the transaction price, (4) allocate the transaction price to the performance obligation in the contract, and (5) recognize revenue as the entity satisfies performance obligations. The new guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application is permitted for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. We are currently evaluating what impact adoption of this guidance will have on our financial position, results of operations, cash flows and disclosures. The Company does not expect any significant financial impact to the financial statements upon adoption of this standard.

In March 2016, the FASB issued ASU Update No. 2016-09, Compensation – Stock Compensation (Topic 718). The amendments in this Update are to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company has yet to do a full analysis on the impact this will have but will do during the next fiscal year.

Future Accounting Pronouncements

In April 2015, the FASB issued ASU No. 2015-15, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, part of the FASB’s simplification initiative. ASU 2015-15 requires companies to present debt issuance costs the same way they currently present debt discounts, as a direct deduction from the carrying value of that debt liability. ASU 2015-15 does not impact the recognition and measurement guidance for debt issuance costs. ASU 2015-15 is effective for fiscal years beginning after December 15, 2015.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, part of the FASB’s simplification initiative. ASU 2015-17 requires companies to classify deferred tax liabilities and assets as noncurrent. ASU 2015-17 is effective for fiscal years beginning after December 15, 2018.

In February 2016, the FASB issued ASU Update No. 2016-02, Leases (Topic 842). Under the new guidance, a lessee will be required to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. However, unlike current GAAP - which requires only capital leases to be recognized on the balance sheet - the new ASU will require both types of leases to be recognized on the balance sheet. ASU 2016-02 is effective for the years beginning after December 15, 2018 and for all periods presented. Early application of the amendments in this ASU is permitted.

In March 2016, the FASB issued ASU Update No. 2016-07, Investments – Equity Method and Joint Ventures (Topic 323). The amendments in this Update eliminate the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. ASU 2016-07 is effective for the years beginning after December 15, 2016. Early application of the amendments in this ASU is permitted.

In March 2016, the FASB issued ASU Update No. 2016-08, Revenue From Contracts with Customers (Topic 606). The amendments in this Update are intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations by clarifying the criteria in determining a principal versus agent relationship. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, an entity should apply the following five steps: (1) identify contracts with customers, (2) identify the performance obligations in the contracts, (3) determine the transaction price, (4) allocate the transaction price to the performance obligation in the contract, and (5) recognize revenue as the entity satisfies performance obligations. The new guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application is permitted for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. We are currently evaluating what impact adoption of this guidance will have on our financial position, results of operations, cash flows and disclosures.

In March 2016, the FASB issued ASU Update No. 2016-09, Compensation – Stock Compensation (Topic 718). The amendments in this Update are to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company has yet to do a full analysis on the impact this will have but will do during the next fiscal year.